Note 6 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accrued payroll and payroll related expenses	$ 302,085	$ 131,777	$ 879,971
Accrued professional fees	734,371	552,785	247,704
Accrued clinical studies expenses	16,745	475,141	786,579
Other	101,274	129,851	65,935
Total	$ 1,154,475	$ 1,289,554	$ 1,980,189